Convertible note liability	10 Months Ended
Jan. 31, 2024
Convertible note liability
Convertible note liability

8.Convertible note liability

On January 15, 2024, in connection with the RTO Transaction (Note 5), the Company and Psyence Biomed II entered into the Securities Purchase Agreement with the Investors and the Sponsor, relating to up to four senior secured convertible notes obligations under which are guaranteed by certain assets of the Company and Psyence Biomed II, issuable to the Investors at or after the Closing, as the case may be, for the aggregate principal amount of up to $12,500,000 in exchange for up to $10,000,000 in subscription amounts (the “Convertible Note Financing”).

The two First Tranche Notes, for an aggregate of $3,125,000, were delivered by the Company to the Investors on January 25, 2024, in exchange for an aggregate of $2,500,000 in financing, which occurred substantially concurrently with the consummation of the RTO Transaction. On the original issuance date of the First Tranche Notes, interest began accruing at 8.0% per annum based on the outstanding principal amount of the First Tranche Notes and is payable monthly in arrears in cash or in common shares of the Company at the Conversion Price (as defined below).

The price at which the Investors can convert the outstanding principal and interest to the common shares (the “Conversion Price”) is determined as follows: The initial Conversion Price of the First Tranche Notes was $10.00; provided, however, that such Conversion Price is subject to certain adjustments according to the terms and reset dates included in the First Tranche Notes and may be reduced to a Conversion Floor of $1.00, until the First Reset Date (5 days prior the initial Registration Statement is effective), then to $0.50 on the Second Reset Date (3-month anniversary of Closing Date) and to $0 thereafter.

The Company is also obligated to pay the Investors in no later than 35 trading days any price differences in cash or in shares between the when the 30-Day volume-weighted average price (“VWAP”) beginning on the first Trading Date following the date of conversion is lower than the Conversion Price (the “Make Whole Payment”). When the Company elects to pay in shares, the number of Make Whole Shares = (A) principal amount converted/ 30-day VWAP less (B) principal amount converted/Conversion Price.

Total proceeds received are $2,500,000 (the “Transaction Price”). The Company has designated the entire instrument as FVTPL instrument. The fair value of the convertible notes approximates the transaction price at the subscription date and as of January 31, 2024.